CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at beginning of the period at Dec. 31, 2016	$ 16	$ 1,634,984	$ (3,470)	$ (126,169)	$ 1,505,361
Balance at beginning of the period (in shares) at Dec. 31, 2016	1,635,000
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net		9,558			9,558
Issuance of common stock, net (in shares)	9,720
Share-based compensation		17,663			17,663
Comprehensive Income (loss)			17,454	(263,930)	(246,476)
Balance at end of the period at Dec. 31, 2017	$ 16	1,662,205	13,984	(390,099)	1,286,106
Balance at end of the period (in shares) at Dec. 31, 2017	1,644,720
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net		1,574			1,574
Issuance of common stock, net (in shares)	1,503
Share-based compensation		13,715			13,715
Comprehensive Income (loss)			(8,626)	(242,162)	(250,788)
Balance at end of the period at Dec. 31, 2018	$ 16	$ 1,677,494	$ 5,358	$ (632,261)	$ 1,050,607
Balance at end of the period (in shares) at Dec. 31, 2018	1,646,223